1933 Act File No. 333-14065
                       1940 Act File No. 811-4533

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-14
                          REGISTRATION STATEMENT
                     UNDER THE SECURITIES ACT OF 1933

               FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
            (Exact Name of Registrant as Specified in Charter)


                        Pre-Effective Amendment No.
                     ---
                      X  Post-Effective Amendment No.  1


      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                     (Area Code and Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).
An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time. A Rule 24f-2 notice of the Registrant for the year ended
August 31, 1995 was filed on October 16, 1995, and the Notice required by Rule 24e-2 for its fiscal year ended August 31, 1996 was filed on October 15, 1996.



                                 Copy To:

                        Matthew G. Maloney, Esquire
                    Dickstein, Shapiro & Morin, L.L.P.
                            2101 L Street, N.W.
                          Washington, D.C.  20037



                           CROSS REFERENCE SHEET

Pursuant to Item 1(a) of Form N-14 Showing Location in Prospectus of Information Required by
Form N-14

Item of Part A of Form N-14 and Caption Caption or Location in Prospectus

1. Beginning of Registration Statement
   and Outside Front Cover Page of
   Prospectus ................     Cross Reference Sheet; Cover Page

2. Beginning and Outside
   Back Cover Page of Prospectus        Table of Contents

3. Fee Table, Synopsis Information
   and Risk Factors ..........     Summary of Expenses; Summary; Risk
                                   Factors

4. Information About the
   Transaction ...............     Information About the Reorganization

5. Information About the Registrant          Information About The
                                   Federated Fund and The State Bond Fund

6. Information About the Company
   Being Acquired ............     Information About The Federated Fund and
                                   The State Bond Fund

7. Voting Information ........     Voting Information

8. Interest of Certain Persons
   and Experts ...............     Not Applicable

9. Additional Information Required
   for Reoffering by Persons Deemed
   to be Underwriters ........     Not Applicable

Item of Part B of Form N-14 and Caption Caption or Location in SAI

10.  Cover Page                         Cover Page

11.  Table of Contents                  Table of Contents

12.  Additional Information                  The Statement of Additional
Information     About the Registrant                   of Federated
Municipal Opportunities Fund,                                    Inc. dated
October 31, 1996, is incorporated                                by
reference to Post-Effective Amendment                                 No.
16 to the Fund's Registration Statement
     on Form N-1A (File Nos. 33-11410 and
     811-4533) filed with the Commission on or about October 25, 1996.

13.  Additional Information About            The Statement of Additional
Information     the Company Being Acquired             of State Bond Tax
Exempt Fund dated                                      November 1, 1995, is
incorporated by                                        reference to Post-
Effective Amendment                                    No. 16 to the
Corporation's Registration                                       Statement
on Form N-1A (File Nos. 2-77156                                  and
811-3454) filed with the Commission on                                or
about August 29, 1995.

14.  Financial Statements                    The audited financial
statements of                                     Federated Municipal
Opportunities Fund                                Inc., dated August 31,
1996, are incorporated                                 by reference to
Federated Municipal                                         Opportunities
Fund Inc.'s Annual Report to                                Shareholders
dated August 31, 1996; the                                  audited
financial statements of the State                                     Bond
Tax Exempt Fund, dated June 30, 1996,                                 are
incorporated by reference to the State                                Bond
Tax Exempt Fund's Annual Report to
     Shareholders dated June 30, 1996; the pro forma financial information of Federated
     Municipal Opportunities Fund, Inc. dated
     August 31, 1996 are included in Part B.


Incorporate by reference pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Registrant's Definitive Registration Statement filed on Form N-14 on November 4, 1996, in their entirety (File No. 333-14065 and 811-4533).




                        PART C - OTHER INFORMATION

Item 15.  Indemnification(9)
Item 16.  Exhibits
1.1 Conformed Copy of Amended and Restated Articles of Incorporation of the Registrant(8)

1.2  Conformed Copy of Certificate of Correction of the Registrant(8)

2.1  Amended and Restated Bylaws of the Registrant( 8)

3    Not Applicable

4    Agreement and Plan of Reorganization dated September 23, 1996, between
State Bond Tax-Free Income Funds, Inc., a Maryland corporation, on behalf of its portfolio, State Bond Minnesota Tax-Free Income Fund, and Federated Municipal Opportunities Fund, Inc., a Maryland corporation(10)

5.1 Copy of Specimen Certificate for Shares of Capital Stock of Class A Shares of the Registrant(8)

5.2 Copy of Specimen Certificate for Shares of Capital Stock of Class B Shares of the Registrant(8)

5.3 Copy of Specimen Certificate for Shares of Capital Stock of Class C Shares of the Registrant(8)

5.4 Copy of Specimen Certificate for Shares of Capital Stock of Class F Shares of the Registrant(8)

6.1  Conformed Copy of Investment Advisory Contract of the Registrant(2)

7.1  Conformed Copy of Distributor's Contract of the Registrant(8)

7.2 Conformed Copy of Exhibits A through C to the Distributor's Contract of the Registrant(8)

7.3 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)

8    Not Applicable

9    Conformed Copy of Custodian Agreement of the Registrant(4)

10.1 Conformed Copy of Distribution Plan of the Registrant, as amended(8)

10.2 The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141)

10.3 The responses described in Item 16 (7.3) are hereby incorporated by reference

11   Opinion of S. Elliott Cohan, Deputy General Counsel, Federated
Investors regarding legality of shares being issued (7)

12   Opinion of Dickstein Shapiro Morin & Oshinsky LLP regarding tax consequences of Reorganization*

13.1 Conformed Copy of Agreement for Fund Accounting Services,
Administrative Services, Shareholder Recordkeeping Services and Custody Services Procurement(3)
13.2 Conformed Copy of Shareholder Services Agreement(6)
13.3 The responses described in Item 16 (7.3) and Item 16 (10.2) are hereby incorporated by reference
14.1 Conformed Copy of Consent of Independent Auditors of Federated Municipal Opportunities Fund, Inc., Deloitte & Touche LLP*

14.2 Conformed Copy of Consent of Independent Auditors of State Bond Minnesota Tax-Free Income Fund, Ernst & Young LLP*

15   Not Applicable

16   Conformed Copy of Power of Attorney(7)

17   Form of Proxy of State Bond Minnesota Tax-Free Income Fund (10)
*    Filed electronically.

(1) Response is incorporated by reference to Registrant's Initial Registration Amendment No. 1 filed on January 21, 1987. (File
Nos. 33-11410 and 811-4533)
(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed August 25, 1989. (File Nos. 33-11410 and 811-4533)

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed on May 3, 1996. (File Nos. 33-11410 and 811-4533)

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed October 25, 1995. (File Nos. 33-11410 and 811-4533)

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed October 25, 1989. (File Nos. 33-11410 and 811-4533)

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed October 26, 1994. (File Nos. 33-11410 and 811-4533)

(7) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-14 filed October 15, 1996. (File No. 333-14065)

(8) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed October 25, 1996. (File Nos. 33-11410 and 811-4533)

(9) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-14 filed October 25, 1996. (File Nos. 333-14065 and 811-4533)
(10) Response is incorporated by reference to Registrant's Definitive Registration Statement of Form N-14 filed November 4, 1996. (File Nos. 333-14065 and 811-4533)



Item 17.  Undertakings
        (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
        (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                SIGNATURES
        Pursuant to the requirements of the Securities Act of 1933, the Registrant, Federated Municipal Opportunities Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh, Commonwealth of Pennsylvania on December 20, 1996.

                           FEDERATED MUNICIPAL OPPORTUNITIES
                           FUND, INC.

                           (Registrant)

                           By:               *
                                Richard B. Fisher
                                President


                                SIGNATURES
        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on December 20, 1996:

               *               Chairman and Director
                               John F. Donahue
                               (Chief Executive Officer)


               *               President and Director
                               Richard B. Fisher


               *               Executive Vice President and Treasurer
                               John W. McGonigle
                               (Principal Financial and
                               Accounting Officer)

               *               Director
                               Thomas G. Bigley

              *                Director
                               John T. Conroy, Jr.


              *                Director
                               William J. Copeland


               *               Director
                               James E. Dowd


               *               Director
                               Lawrence D. Ellis, M.D.


               *               Director
                               Edward L. Flaherty, Jr.


               *               Director
                               Peter E. Madden


               *               Director
                               Gregor F. Meyer


               *               Director
                               John E. Murray, Jr., J.D., S.J.D.


             *                 Director
                               Wesley W. Posvar


             *                 Director
                               Marjorie P. Smuts

1* By: /s/ S. Elliott Cohan
      Attorney in Fact